FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included
Managers:
0
Form 13F Information Table
Entry Total:
80
Form 13F Information Table
Value Total:
$189926


List of Other Included
Managers: 0



No.  13F File Number
Name

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2005
Check here if Amendment [  ]; Amendment Number:

This Amendment (Check only one.):
[  ] is a restatement.

[ x] adds new holdings
entries.
Institutional Investment Manager
Filing this Report:

Name:
Shikiar Asset Management,
Inc.
Address:
605 Third Avenue

19th Floor

New York, NY  10158
13F File
Number: 028-07060

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.
Person Signing this Report on Behalf of Reporting Manager:
Name:
Stuart A. Shikiar

Title:
President

Phone:
212-888-6565

Signature,
Place,
and Date of Signing:
Stuart A. Shikiar
New York, New York
November 2, 2005
Report Type (Check only one.):


[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.
List of Other Managers Reporting for this
Manager:
0

FORM 13F INFORMATION TABLE

Name Of issuer                   Titl Cusip     Mkt Va    Shares/SH SH/PRN PUT  InvtmtMgr  Sole  Shrd  None
                                                 * 1000                    /CALL Disc
ABGENIX INC                      COM  00339B107  710     56000    SH      	SOLE      56000   0    0
ACTIVISION INC NEW               COM  004930202  409     19999    SH       	SOLE      19999   0    0
AMERICAN EXPRESS COMPANY         COM  025816109  5655    98450    SH       	SOLE      98450   0    0
AMGEN CORP                       COM  031162100  2207    27700    SH       	SOLE      27700   0    0
ANADARKO PETROLEUM CORP          COM  032511107  420     4390     SH       	SOLE      4390 	  0    0
APPLE COMPUTER INC               COM  037833100  10009   186705   SH       	SOLE      186705  0    0
***BP P L C SPONSORED ADR        COM  055622104  1835    25900    SH       	SOLE      25900   0    0
BANK OF AMER CORP                COM  060505104  6436    152874   SH       	SOLE      152874  0    0
BAXTER INTERNATIONAL INC         COM  071813109  275     6900     SH       	SOLE      6900    0    0
BERKSHIRE HATHAWAY INC-DEL       COM  084670108  1312    16       SH       	SOLE      16      0    0
BLUEGREEN CORP                   COM  096231105  761     43097    SH       	SOLE      43097   0    0
BOSTON SCIENTIFIC CORP           COM  101137107  1297    55500    SH       	SOLE      55500   0    0
BUCKEYE PARTNERS L P             COM  118230101  477     10000    SH       	SOLE      10000   0    0
CENDANT CORP                     COM  151313103  279     13500    SH       	SOLE      13500   0    0
CHESAPEAKE ENERGY CORP           COM  165167107  1392    36400    SH       	SOLE      36400   0    0
CHEVRON CORPORATION              COM  166764100  5198    80300    SH       	SOLE      80300   0    0
CISCO SYSTEMS INC                COM  17275R102  267     14900    SH       	SOLE      14900   0    0
CITIGROUP INC                    COM  172967101  8380    184096   SH       	SOLE      184096  0    0
COMCAST CORP                     COM  20030N101  292     9941     SH       	SOLE      9941    0    0
COSTCO WHOLESALE CORP-NEW        COM  22160K105  4460    103503   SH       	SOLE      103503  0    0
CRESCENT REAL ESTATE EQUITIES    COM  225756105  1251    61000    SH       	SOLE      61000   0    0
DECODE GENETICS INC              COM  243586104  910     108500   SH       	SOLE      108500  0    0
DIGITAL GENERATION SYSTEMS INC   COM  253921100  95      150000   SH       	SOLE      150000  0    0
DISCOVERY HOLDING CO             COM  25468Y107  219     15195    SH       	SOLE      15195   0    0
***ENERPLUS RESOURCES FUND       COM  29274D604  1798    38100    SH       	SOLE      38100   0    0
ESPEED INC                       COM  296643109  470     62000    SH       	SOLE      62000   0    0
EXXON MOBIL CORP                 COM  30231G102  9073    142796   SH       	SOLE      142796  0    0
FLANDERS CORP                    COM  338494107  182     15000    SH       	SOLE      15000   0    0
FREEPORT MCMORAN COPPER &        COM  35671D857  345     7105     SH       	SOLE      7105    0    0
GMH COMMUNITIES TRUST            COM  36188G102  908     61900    SH       	SOLE      61900   0    0
GENERAL ELECTRIC CO              COM  369604103  6707    199200   SH       	SOLE      199200  0    0
***HANSON PLC NEW                COM  411349103  315     6062     SH       	SOLE      6062    0    0
***HARVEST ENERGY TRUST          FRGN 41752X101  966     29500    SH       	SOLE      29500   0    0
HEWLETT PACKARD CO               COM  428236103  4142    141865   SH       	SOLE      141865  0    0
HONEYWELL INTL INC               COM  438516106  1523    40600    SH       	SOLE      40600   0    0
HUNTSMAN CORP                    CONV 447011206  938     21100    SH       	SOLE      21100   0    0
***IMPERIAL TOBACCO GROUP PLC    COM  453142101  705     12125    SH       	SOLE      12125   0    0
***INCO LTD                      COM  453258402  1089    23000    SH       	SOLE      23000   0    0
INCYTE CORPORATION               COM  45337C102  423     90000    SH       	SOLE      90000   0    0
INTERMAGNETICS GENERAL CORP      COM  458771102  671     24018    SH       	SOLE      24018   0    0
INTERNAP NETWORK SVCS CORP       COM  45885A102  24      50000    SH       	SOLE      50000   0    0
J P MORGAN CHASE & CO            COM  46625H100  2224    65549    SH       	SOLE      65549   0    0
JOHNSON & JOHNSON                COM  478160104  7281    115061   SH       	SOLE      115061  0    0
JOY GLOBAL INC                   COM  481165108  3830    75900    SH       	SOLE      75900   0    0
KAYDON CORP                      COM  486587108  892     31400    SH       	SOLE      31400   0    0
KENNAMETAL INC                   COM  489170100  319     6500     SH       	SOLE      6500    0    0
KINDER MORGAN ENERGY PARTNERS    COM  494550106  317     6000     SH       	SOLE      6000    0    0
LIBERTY MEDIA CORP SER A NEW     COM  530718105  545     67676    SH       	SOLE      67676   0    0
MORGAN STANLEY                   COM  617446448  9810    181867   SH       	SOLE      181867  0    0
MOTOROLA INC                     COM  620076109  10760   488403   SH       	SOLE      488403  0    0
NEW YORK COMMUNITY BANCORP INC   COM  649445103  5599    341375   SH       	SOLE      341375  0    0
NORTHERN BORDER PARTNERS LP      COM  664785102  311     6500     SH       	SOLE      6500    0    0
PFIZER INC                       COM  717081103  8046    322215   SH       	SOLE      322215  0    0
PHELPS DODGE CORP                COM  717265102  273     2100     SH       	SOLE      2100    0    0
PLUM CREEK TIMBER CO INC         COM  729251108  2673    70518    SH       	SOLE      70518   0    0
PRICESMART INC                   COM  741511109  451     53000    SH       	SOLE      53000   0    0
***PRIMEWEST ENERGY TRUST        FRGN 741930309  3105    99000    SH       	SOLE      99000   0    0
REGAL ENTMT GROUP CL A           COM  758766109  870     43400    SH       	SOLE      43400   0    0
RENOVIS INC                      COM  759885106  2146    158600   SH       	SOLE      158600  0    0
SBC COMMUNICATIONS INC           COM  78387G103  324     13503    SH       	SOLE      13503   0    0
SILVERLEAF RESORTS INC           COM  828395103  120     75000    SH       	SOLE      75000   0    0
SOUTHWEST GAS CORP               COM  844895102  507     18500    SH       	SOLE      18500   0    0
STAR SCIENTIFIC INC              COM  85517P101  50      15000    SH       	SOLE      15000   0    0
TEPPCO PARTNERS LP               COM  872384102  508     12500    SH       	SOLE      12500   0    0
***TEVA PHARM.  INDS LTD ADR     COM  881624209  9052    270850   SH       	SOLE      270850  0    0
TIME WARNER INC                  COM  887317105  6884    380100   SH       	SOLE      380100  0    0
***TYCO INTERNATIONAL LTD        COM  902124106  4973    178564   SH       	SOLE      178564  0    0
US BANCORP DEL                   COM  902973304  284     10100    SH       	SOLE      10100   0    0
ULTRALIFE BATTERIES INC          COM  903899102  820     63500    SH       	SOLE      63500   0    0
UNION PACIFIC CORP               COM  907818108  301     4200     SH       	SOLE      4200    0    0
VALENCE TECHNOLOGY INC           COM  918914102  41      15000    SH       	SOLE      15000   0    0
***VASOGEN INC                   COM  92232F103  62      29500    SH       	SOLE      29500   0    0
VIACOM INC-CL B FORMLY NON VTG   COM  925524308  4133    125191   SH       	SOLE      125191  0    0
VIROPHARMA INC                   COM  928241108  3390    163000   SH       	SOLE      163000  0    0
WASHINGTON MUTUAL INC            COM  939322103  6448    164400   SH       	SOLE      164400  0    0
WEBMD CORP                       COM  94769M105  2421    218500   SH       	SOLE      218500  0    0
WELLS FARGO & CO-NEW             COM  949746101  205     3500     SH       	SOLE      3500    0    0
WYNN RESORTS LTD                 COM  983134107  293     6500     SH       	SOLE      6500    0    0
***SCOTTISH ANNUNITY & LIFE      COM  G7885T104  3252    136400   SH       	SOLE      136400  0    0
***KERZNER INTERNATIONAL LTD     COM  P6065Y107  1583    28500    SH       	SOLE      28500   0    0

                                			189926           No of Othr Mgrs 0